Shareholder Report, Holdings (Details)	Dec. 31, 2025
Invesco Global Core Equity Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[1]
Invesco Global Core Equity Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[1]
Invesco Global Core Equity Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[1]
Invesco Global Core Equity Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
Invesco Global Core Equity Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[1]
Invesco Global Core Equity Fund - Class A | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco Global Core Equity Fund - Class A | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco Global Core Equity Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco Global Core Equity Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Global Core Equity Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Global Core Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Invesco Global Core Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Global Core Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Invesco Global Core Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Invesco Global Core Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Global Core Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Invesco Global Core Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Global Core Equity Fund - Class A | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Global Core Equity Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Core Equity Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[1]
Invesco Global Core Equity Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[1]
Invesco Global Core Equity Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[1]
Invesco Global Core Equity Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
Invesco Global Core Equity Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[1]
Invesco Global Core Equity Fund - Class C | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco Global Core Equity Fund - Class C | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco Global Core Equity Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco Global Core Equity Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Global Core Equity Fund - Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Global Core Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Invesco Global Core Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Global Core Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Invesco Global Core Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Invesco Global Core Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Global Core Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Invesco Global Core Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Global Core Equity Fund - Class C | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Global Core Equity Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Core Equity Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[1]
Invesco Global Core Equity Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[1]
Invesco Global Core Equity Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[1]
Invesco Global Core Equity Fund - Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
Invesco Global Core Equity Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[1]
Invesco Global Core Equity Fund - Class R | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco Global Core Equity Fund - Class R | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco Global Core Equity Fund - Class R | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco Global Core Equity Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Global Core Equity Fund - Class R | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Global Core Equity Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Invesco Global Core Equity Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Global Core Equity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Invesco Global Core Equity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Invesco Global Core Equity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Global Core Equity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Invesco Global Core Equity Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Global Core Equity Fund - Class R | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Global Core Equity Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Core Equity Fund - Class Y | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[1]
Invesco Global Core Equity Fund - Class Y | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[1]
Invesco Global Core Equity Fund - Class Y | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[1]
Invesco Global Core Equity Fund - Class Y | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
Invesco Global Core Equity Fund - Class Y | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[1]
Invesco Global Core Equity Fund - Class Y | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco Global Core Equity Fund - Class Y | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco Global Core Equity Fund - Class Y | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco Global Core Equity Fund - Class Y | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Global Core Equity Fund - Class Y | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Global Core Equity Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Invesco Global Core Equity Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Global Core Equity Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Invesco Global Core Equity Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Invesco Global Core Equity Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Global Core Equity Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Invesco Global Core Equity Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Global Core Equity Fund - Class Y | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Global Core Equity Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Core Equity Fund - Class R5 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[1]
Invesco Global Core Equity Fund - Class R5 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[1]
Invesco Global Core Equity Fund - Class R5 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[1]
Invesco Global Core Equity Fund - Class R5 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
Invesco Global Core Equity Fund - Class R5 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[1]
Invesco Global Core Equity Fund - Class R5 | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco Global Core Equity Fund - Class R5 | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco Global Core Equity Fund - Class R5 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco Global Core Equity Fund - Class R5 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Global Core Equity Fund - Class R5 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Global Core Equity Fund - Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Invesco Global Core Equity Fund - Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Global Core Equity Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Invesco Global Core Equity Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Invesco Global Core Equity Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Global Core Equity Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Invesco Global Core Equity Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Global Core Equity Fund - Class R5 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Global Core Equity Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Core Equity Fund - Class R6 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[1]
Invesco Global Core Equity Fund - Class R6 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[1]
Invesco Global Core Equity Fund - Class R6 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[1]
Invesco Global Core Equity Fund - Class R6 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[1]
Invesco Global Core Equity Fund - Class R6 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[1]
Invesco Global Core Equity Fund - Class R6 | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco Global Core Equity Fund - Class R6 | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco Global Core Equity Fund - Class R6 | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco Global Core Equity Fund - Class R6 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco Global Core Equity Fund - Class R6 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco Global Core Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Invesco Global Core Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Core Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Invesco Global Core Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Invesco Global Core Equity Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Invesco Global Core Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco Global Core Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Invesco Global Core Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Global Core Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco Global Core Equity Fund - Class R6 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Global Core Equity Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Small Cap Equity Fund - Class A | Karelia Tobacco Co., Inc. S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Global Small Cap Equity Fund - Class A | Laboratorios Farmaceuticos Rovi S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Global Small Cap Equity Fund - Class A | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
Invesco Global Small Cap Equity Fund - Class A | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Invesco Global Small Cap Equity Fund - Class A | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Global Small Cap Equity Fund - Class A | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[1]
Invesco Global Small Cap Equity Fund - Class A | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Global Small Cap Equity Fund - Class A | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Global Small Cap Equity Fund - Class A | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Global Small Cap Equity Fund - Class A | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Global Small Cap Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Global Small Cap Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco Global Small Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Invesco Global Small Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Invesco Global Small Cap Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Invesco Global Small Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Global Small Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco Global Small Cap Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Small Cap Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Small Cap Equity Fund - Class A | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Small Cap Equity Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Invesco Global Small Cap Equity Fund - Class C | Karelia Tobacco Co., Inc. S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Global Small Cap Equity Fund - Class C | Laboratorios Farmaceuticos Rovi S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Global Small Cap Equity Fund - Class C | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
Invesco Global Small Cap Equity Fund - Class C | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Invesco Global Small Cap Equity Fund - Class C | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Global Small Cap Equity Fund - Class C | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[1]
Invesco Global Small Cap Equity Fund - Class C | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Global Small Cap Equity Fund - Class C | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Global Small Cap Equity Fund - Class C | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Global Small Cap Equity Fund - Class C | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Global Small Cap Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Global Small Cap Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco Global Small Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Invesco Global Small Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Invesco Global Small Cap Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Invesco Global Small Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Global Small Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco Global Small Cap Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Small Cap Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Small Cap Equity Fund - Class C | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Small Cap Equity Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Invesco Global Small Cap Equity Fund - Class Y | Karelia Tobacco Co., Inc. S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Global Small Cap Equity Fund - Class Y | Laboratorios Farmaceuticos Rovi S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Global Small Cap Equity Fund - Class Y | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
Invesco Global Small Cap Equity Fund - Class Y | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Invesco Global Small Cap Equity Fund - Class Y | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Global Small Cap Equity Fund - Class Y | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[1]
Invesco Global Small Cap Equity Fund - Class Y | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Global Small Cap Equity Fund - Class Y | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Global Small Cap Equity Fund - Class Y | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Global Small Cap Equity Fund - Class Y | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Global Small Cap Equity Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Global Small Cap Equity Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco Global Small Cap Equity Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Invesco Global Small Cap Equity Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Invesco Global Small Cap Equity Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Invesco Global Small Cap Equity Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Global Small Cap Equity Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco Global Small Cap Equity Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Small Cap Equity Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Small Cap Equity Fund - Class Y | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Small Cap Equity Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Invesco Global Small Cap Equity Fund - Class R6 | Karelia Tobacco Co., Inc. S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | Laboratorios Farmaceuticos Rovi S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[1]
Invesco Global Small Cap Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco Global Small Cap Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco Global Small Cap Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Invesco Global Small Cap Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Invesco Global Small Cap Equity Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Invesco Global Small Cap Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Invesco Global Small Cap Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco Global Small Cap Equity Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Small Cap Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco Global Small Cap Equity Fund - Class R6 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco Global Small Cap Equity Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Invesco International Small Company Fund - Class A | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[1]
Invesco International Small Company Fund - Class A | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco International Small Company Fund - Class A | Konecranes OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco International Small Company Fund - Class A | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco International Small Company Fund - Class A | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco International Small Company Fund - Class A | CTS Eventim AG And Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco International Small Company Fund - Class A | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco International Small Company Fund - Class A | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco International Small Company Fund - Class A | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco International Small Company Fund - Class A | Kobe Bussan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco International Small Company Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco International Small Company Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco International Small Company Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Invesco International Small Company Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Invesco International Small Company Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco International Small Company Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco International Small Company Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco International Small Company Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco International Small Company Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco International Small Company Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco International Small Company Fund - Class C | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[1]
Invesco International Small Company Fund - Class C | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco International Small Company Fund - Class C | Konecranes OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco International Small Company Fund - Class C | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco International Small Company Fund - Class C | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco International Small Company Fund - Class C | CTS Eventim AG And Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco International Small Company Fund - Class C | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco International Small Company Fund - Class C | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco International Small Company Fund - Class C | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco International Small Company Fund - Class C | Kobe Bussan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco International Small Company Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco International Small Company Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco International Small Company Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Invesco International Small Company Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Invesco International Small Company Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco International Small Company Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco International Small Company Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco International Small Company Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco International Small Company Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco International Small Company Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco International Small Company Fund - Class Y | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[1]
Invesco International Small Company Fund - Class Y | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco International Small Company Fund - Class Y | Konecranes OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco International Small Company Fund - Class Y | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco International Small Company Fund - Class Y | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco International Small Company Fund - Class Y | CTS Eventim AG And Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco International Small Company Fund - Class Y | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco International Small Company Fund - Class Y | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco International Small Company Fund - Class Y | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco International Small Company Fund - Class Y | Kobe Bussan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco International Small Company Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco International Small Company Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco International Small Company Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Invesco International Small Company Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Invesco International Small Company Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco International Small Company Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco International Small Company Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco International Small Company Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco International Small Company Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco International Small Company Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco International Small Company Fund - Class R5 | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[1]
Invesco International Small Company Fund - Class R5 | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco International Small Company Fund - Class R5 | Konecranes OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco International Small Company Fund - Class R5 | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco International Small Company Fund - Class R5 | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco International Small Company Fund - Class R5 | CTS Eventim AG And Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco International Small Company Fund - Class R5 | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco International Small Company Fund - Class R5 | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco International Small Company Fund - Class R5 | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco International Small Company Fund - Class R5 | Kobe Bussan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco International Small Company Fund - Class R5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco International Small Company Fund - Class R5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class R5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco International Small Company Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Invesco International Small Company Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Invesco International Small Company Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco International Small Company Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco International Small Company Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco International Small Company Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco International Small Company Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco International Small Company Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco International Small Company Fund - Class R6 | Samsung Fire And Marine Insurance Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[1]
Invesco International Small Company Fund - Class R6 | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco International Small Company Fund - Class R6 | Konecranes OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco International Small Company Fund - Class R6 | Helios Towers PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco International Small Company Fund - Class R6 | flatexDEGIRO AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco International Small Company Fund - Class R6 | CTS Eventim AG And Co. KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco International Small Company Fund - Class R6 | Lion Finance Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco International Small Company Fund - Class R6 | Asker Healthcare Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco International Small Company Fund - Class R6 | SBM Offshore N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco International Small Company Fund - Class R6 | Kobe Bussan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco International Small Company Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Invesco International Small Company Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco International Small Company Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Invesco International Small Company Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Invesco International Small Company Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco International Small Company Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Invesco International Small Company Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Invesco International Small Company Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco International Small Company Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco International Small Company Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco International Small Company Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco Small Cap Equity Fund - Class A | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Invesco Small Cap Equity Fund - Class A | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Invesco Small Cap Equity Fund - Class A | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Invesco Small Cap Equity Fund - Class A | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
Invesco Small Cap Equity Fund - Class A | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco Small Cap Equity Fund - Class A | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Invesco Small Cap Equity Fund - Class A | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Small Cap Equity Fund - Class A | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Invesco Small Cap Equity Fund - Class A | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Invesco Small Cap Equity Fund - Class A | Banc of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco Small Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Invesco Small Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco Small Cap Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Small Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Invesco Small Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Small Cap Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Small Cap Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco Small Cap Equity Fund - Class A | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Equity Fund - Class A | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Small Cap Equity Fund - Class C | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco Small Cap Equity Fund - Class C | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Small Cap Equity Fund - Class C | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Equity Fund - Class C | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco Small Cap Equity Fund - Class C | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Small Cap Equity Fund - Class C | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco Small Cap Equity Fund - Class C | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco Small Cap Equity Fund - Class C | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class C | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class C | Banc of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Invesco Small Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco Small Cap Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Small Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Invesco Small Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Small Cap Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Small Cap Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco Small Cap Equity Fund - Class C | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Equity Fund - Class C | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Small Cap Equity Fund - Class R | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco Small Cap Equity Fund - Class R | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Small Cap Equity Fund - Class R | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Equity Fund - Class R | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco Small Cap Equity Fund - Class R | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Small Cap Equity Fund - Class R | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco Small Cap Equity Fund - Class R | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco Small Cap Equity Fund - Class R | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class R | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class R | Banc of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Equity Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Invesco Small Cap Equity Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco Small Cap Equity Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Small Cap Equity Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Invesco Small Cap Equity Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Small Cap Equity Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Small Cap Equity Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Equity Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco Small Cap Equity Fund - Class R | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Equity Fund - Class R | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Small Cap Equity Fund - Class Y | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco Small Cap Equity Fund - Class Y | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Small Cap Equity Fund - Class Y | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Equity Fund - Class Y | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco Small Cap Equity Fund - Class Y | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Small Cap Equity Fund - Class Y | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco Small Cap Equity Fund - Class Y | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco Small Cap Equity Fund - Class Y | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class Y | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class Y | Banc of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Equity Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Invesco Small Cap Equity Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco Small Cap Equity Fund - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Small Cap Equity Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Invesco Small Cap Equity Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Small Cap Equity Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Small Cap Equity Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Equity Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco Small Cap Equity Fund - Class Y | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Equity Fund - Class Y | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Small Cap Equity Fund - Class R5 | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco Small Cap Equity Fund - Class R5 | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Small Cap Equity Fund - Class R5 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Equity Fund - Class R5 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco Small Cap Equity Fund - Class R5 | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Small Cap Equity Fund - Class R5 | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco Small Cap Equity Fund - Class R5 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco Small Cap Equity Fund - Class R5 | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class R5 | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class R5 | Banc of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Equity Fund - Class R5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Invesco Small Cap Equity Fund - Class R5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco Small Cap Equity Fund - Class R5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Small Cap Equity Fund - Class R5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Invesco Small Cap Equity Fund - Class R5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Small Cap Equity Fund - Class R5 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Small Cap Equity Fund - Class R5 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Equity Fund - Class R5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco Small Cap Equity Fund - Class R5 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Equity Fund - Class R5 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Small Cap Equity Fund - Class R6 | BrightSpring Health Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco Small Cap Equity Fund - Class R6 | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco Small Cap Equity Fund - Class R6 | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco Small Cap Equity Fund - Class R6 | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco Small Cap Equity Fund - Class R6 | Guardant Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco Small Cap Equity Fund - Class R6 | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco Small Cap Equity Fund - Class R6 | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
Invesco Small Cap Equity Fund - Class R6 | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class R6 | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco Small Cap Equity Fund - Class R6 | Banc of California, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
Invesco Small Cap Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Invesco Small Cap Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco Small Cap Equity Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Invesco Small Cap Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Invesco Small Cap Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco Small Cap Equity Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Small Cap Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco Small Cap Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco Small Cap Equity Fund - Class R6 | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco Small Cap Equity Fund - Class R6 | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%

[1]	Excluding money market fund holdings, if any.